SHARE-BASED COMPENSATION - Schedule of share options activities (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Outstanding, Beginning balance	10,073,233	10,378,710	0
Granted	6,184,901	775,561	10,378,710
Forfeited	(635,140)	(1,081,038)
Outstanding, Ending balance	15,622,994	10,073,233	10,378,710
Weighted average exercise price
Outstanding, Beginning balance	$ 2.89	$ 2.89	$ 0
Granted	2.89	2.89	2.89
Forfeited	2.89	2.89
Outstanding, Ending balance	2.89	2.89	2.89
Weighted average grant-date fair value
Outstanding, Beginning balance	2.08	1.90	0
Granted	3.20	4.83	1.90
Forfeited	2.21	2.21
Outstanding, Ending balance	$ 2.51	$ 2.08	$ 1.90
Weighted remaining contractual years
Weighted remaining contractual years	8 years 10 months 9 days	8 years 9 months 25 days
Aggregate intrinsic value
Outstanding, Beginning balance	$ 60,831
Outstanding, Ending balance	$ 182,813	$ 60,831